Equity (Components Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Unrealized derivatives loss, net of tax			$ (1)		$ (13)	$ (111)
Foreign currency translation (loss) gain, net of tax			2,875		(6,077)	6,210
Marketable securities unrealized loss (gain), net of tax			254		(806)	(1,302)
Accumulated other comprehensive income (loss)	$ 2,614	$ (362)	$ 3,128	$ 4,366	$ (6,896)	$ 4,797